Financial instruments risk management (Schedule of Sensitivity Analysis) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase	₪ 2,032	₪ 2,036
10% decrease	(2,032)	(2,036)
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase	256	251
10% decrease	₪ (256)	₪ (251)